Cost Of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [abstract]
Opening inventories	€ 91,077	€ 91,014
Purchases	177,591	180,872
Labor	89,827	92,330
Third party manufacturers	6,039	8,725
Other manufacturing costs	29,004	37,605
Amortization charge of capital grants	(1,061)	(1,068)
Closing inventoires	(84,227)	(91,077)
Total	€ 308,250	€ 318,401